INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 1986
Amount
Provision at statutory rate									$ 551	$ 783	$ 574
State income tax, net of federal tax benefit									4	50	88
Tax exempt income									(2)	(31)	(72)
Other, net									(11)	100	(128)
Total	130	130	201	81	268	215	226	193	542	902	462
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									0.20%	2.20%	5.20%
Tax exempt income									(0.10%)	(1.30%)	(4.30%)
Other, net									(0.70%)	4.30%	(7.50%)
Actual tax expense and effective rate									33.40%	39.10%	27.40%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions												$ 3,900